Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2020
Office equipment and furnishing [Member] | Minimum [Member]
Estimated useful lives of the assets	3 years
Office equipment and furnishing [Member] | Maximum [Member]
Estimated useful lives of the assets	5 years
Vehicle [Member]
Estimated useful lives of the assets	4 years
Leasehold improvements [Member]
Estimated useful lives of the assets,description	Shorter of the remaining lease terms or estimated useful lives